Research, Consulting and Supply Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Research Consulting And Supply Agreements
Research, Consulting and Supply Agreements

Note 14: Research, Consulting and Supply Agreements

The Company has entered into research, consulting and supply agreements with third party service providers to perform research and development activities on therapeutics, including clinical trials. The identification of research and development costs involves reviewing open contracts and purchase orders, communicating with applicable company and third-party personnel to identify services that have been performed, and corroborating the level of service performed and the associated cost incurred for the service when the Company has not yet been invoiced or otherwise notified of actual expenses. The Company expenses these research and development costs when incurred.

During the three months ended September 30, 2024, research and development expenses were comprised of: clinical studies ($582,000), manufacturing and engineering ($306,000), quality control ($398,000) and regulatory ($151,000).

During the three months ended September 30, 2023, research and development expenses were comprised of: clinical studies ($1,916,000), manufacturing and engineering ($396,000), quality control ($251,000) and regulatory ($170,000).

During the nine months ended September 30, 2024, research and development expenses were comprised of: clinical studies ($1,880,000), manufacturing and engineering ($882,000), quality control ($1,232,000) and regulatory ($540,000).

During the nine months ended September 30, 2023, research and development expenses were comprised of: clinical studies ($3,845,000), manufacturing and engineering ($2,783,000), quality control ($752,000) and regulatory ($359,000).

The following summarizes the most substantial of our contracts relating to research, consulting, and supply costs for AIM as they related to research and development costs for the nine months ended September 30, 2024.

Amarex Clinical Research LLC

Amarex is the principal administrator of several of AIM’s largest clinical studies. AIM has multiple contracts with Amarex Clinical Research LLC (“Amarex”). During the three months ended September 30, 2024 and 2023, the Company incurred approximately $275,400 and $516,284, respectively, related to these ongoing agreements. During the nine months ended September 30, 2024 and 2023, the Company incurred approximately $881,987 and $1,294,265, respectively, related to these ongoing agreements:

●	Pancreatic Cancer - In April 2022, AIM executed a work order with Amarex pursuant to which Amarex is managing a Phase 2 clinical trial in locally advanced pancreatic cancer patients designated AMP-270. Per the work order, AIM anticipates that Amarex’s management of the study will cost approximately $8,400,000. This estimate includes pass-through costs of approximately $1,000,000 and excludes certain third-party and investigator costs and escalations necessary for study completion. AIM anticipates that the study will take approximately 4.6 years to complete.

○	During the three months ended September 30, 2024, the Company incurred approximately $129,000 related to this agreement. During the three months ended September 30, 2023, the Company incurred approximately $82,600 related to this agreement.

○	During the nine months ended September 30, 2024, the Company incurred approximately $141,100 related to this agreement. During the nine months ended September 30, 2023, the Company incurred approximately $350,600 related to this agreement.

●	Post-COVID Conditions - In September 2022, AIM executed a work order with Amarex, pursuant to which Amarex is managing a Phase 2 trial in patients with Post-COVID Conditions. AIM is sponsoring the study. AIM anticipates that the study will cost approximately $6,400,000, which includes pass through costs of approximately $125,000, investigator costs estimated at about $4,400,000 and excludes certain other third-party costs and escalations. During 2023, the original work order increased to approximately $6,600,000 for the addition of patient reported outcome (PRO) electronic questionnaires (devices/tablets for patients to complete); services associated with the ePRO system and additional safety monitoring services as well as changes to study documentation (such as protocol amendments) which resulted in additional IND submissions to FDA. This study was completed in 2023, although certain activities are still ongoing.

○	During the three months ended September 30, 2024, the Company incurred approximately $27,500 related to this agreement. During the three months ended September 30, 2023, the Company incurred approximately $447,600 related to this agreement.

○	During the nine months ended September 30, 2024, the Company incurred approximately $195,800 related to this agreement. During the nine months ended September 30, 2023, the Company incurred approximately $783,400 related to this agreement.

Jubilant HollisterStier

Jubilant HollisterStier (“Jubilant”) is AIM’s authorized CMO for Ampligen for the approval in Argentina. In 2017, the Company entered into an agreement with Jubilant pursuant to which Jubilant will manufacture batches of Ampligen® for the Company. Since the 2017 engagement of Jubilant, two lots of Ampligen consisting of more than 16,000 units were manufactured and released in the year 2018. The first lot was designated for human use in the United States in the cost recovery CFS program and for expanded oncology clinical trials. The second lot has been designated for these programs in addition to commercial distribution in Argentina for the treatment of CFS. Jubilant manufactured additional two lots of Ampligen in December 2019 and January 2020. In December 2023, Jubilant completed manufacturing of 9,042 vials of Ampligen for clinical use.

○	During the three months ended September 30, 2024, the Company did not incur any expense related to this agreement. During the three months ended September 30, 2023, the Company did not incur any expense related to this agreement.

○	During the nine months ended September 30, 2024, the Company incurred approximately $1,200 related to this agreement. During the nine months ended September 30, 2023, the Company incurred approximately $1,432,000 related to this agreement.

Sterling Pharma Solutions

In 2022, the Company entered into a Master Service Agreement and a Quality Agreement with Sterling Pharma Solutions (“Sterling”) for the manufacture of the Company’s Poly I and Poly C12U polynucleotides and transfer of associated test methods at Sterling’s Dudley, UK location to produce the polymer precursors to manufacture the drug Ampligen.

○	During the three months ended September 30, 2024, the Company incurred approximately $133,000 related to this agreement. During the three months ended September 30, 2023, the Company did not incur any expense related to this agreement.

○	During the nine months ended September 30, 2024, the Company incurred approximately $261,600 related to this agreement. During the nine months ended September 30, 2023, the Company incurred approximately $357,000 related to this agreement.

Erasmus

In December 2022, the Company entered into a joint clinical study agreement with Erasmus University Medical Center Rotterdam to conduct a Phase II study: Combining anti-PD-L1 immune checkpoint inhibitor durvalumab with TLR-3 agonist rintatolimod in patients with metastatic pancreatic ductal adenocarcinoma for therapy efficacy. This is a study in collaboration with AstraZeneca. AIM’s limited responsibilities are limited to providing Ampligen. Additionally, in April 2023 AIM agreed to provide to Erasmus MC an unrestricted grant of $200,000 for immune monitoring in pancreatic cancer patients.

○	During the three months ended September 30, 2024, the Company did not incur any expense related to this agreement. During the three months ended September 30, 2023, the Company did not incur any expense related to this agreement.

○	During the nine months ended September 30, 2024, the Company incurred approximately $79,000 related to this agreement. During the nine months ended September 30, 2023, the Company incurred approximately $100,000 related to this agreement.

Azenova Sales International

In October 2023, the Company entered into a consulting agreement with Azenova, LLC whereas Azenova will provide business development services for AIM’s Ampligen product for solid tumors for a 12-month term that is extendable upon the agreement of the parties. In exchange for its services, Azenova will receive a fixed monthly retainer of $30,000 per month in addition to 360,000 stock options that vest monthly. In August 2024, an agreement was made to reduce the fixed monthly retainer fee to $10,000.

○	During the three months ended September 30, 2024, the Company incurred approximately $50,000 related to this agreement. During the three months ended September 30, 2023, the Company did not incur any expense related to this agreement.

○	During the nine months ended September 30, 2024, the Company incurred approximately $230,000 related to this agreement. During the nine months ended September 30, 2023, the Company did not incur any expense related to this agreement.

Alcami

In September 2023, the Company entered into an agreement with Alcami Corporation to perform an extractables study for a primary packaging component. The agreement called for fixed costs of approximately $30,000 upon completion of the study and issue of the final report, along with solvent costs, and pass through items to be billed on a per activity basis. The final bill for the initial study was received in December 2023.

○	During the three months ended September 30, 2024, the Company did not incur any expense for lab services from Alcami. During the three months ended September 30, 2023, the Company incurred approximately $8,800 of lab services from Alcami.

○	During the nine months ended September 30, 2024, the Company incurred approximately $14,000 of lab services from Alcami. During the nine months ended September 30, 2023, the Company incurred approximately $25,000 of lab services from Alcami.

(8) Research, Consulting and Supply Agreements

The Company has entered into research, consulting and supply agreements with third party service providers to perform research and development activities on therapeutics, including clinical trials. The identification of research and development costs involves reviewing open contracts and purchase orders, communicating with applicable company and third-party personnel to identify services that have been performed, and corroborating the level of service performed and the associated cost incurred for the service when the Company has not yet been invoiced or otherwise notified of actual expenses. The Company expenses these research and development costs when incurred.

During the year ended December 31, 2023, research and development expenses were comprised of: clinical studies ($6,014,000), manufacturing and engineering ($3,220,000), quality control ($1,271,000) and regulatory ($434,000).

During the year ended December 31, 2022, research and development expenses were comprised of: clinical studies ($4,070,000), manufacturing and engineering ($1,241,000), quality control ($1,236,000) and regulatory ($443,000).

The following summarizes the most substantial of our contracts relating to research, consulting, and supply costs for AIM as they related to research and development costs during the year ended December 31, 2023.

Amarex Clinical Research LLC

Amarex is the principal administrator of several of AIM’s largest clinical studies. AIM has multiple contracts with Amarex Clinical Research LLC (“Amarex”). During the year ended December 31, 2023 and 2022, the Company incurred approximately $4,290,000 and $2,272,000, respectively, related to these ongoing agreements:

●	Pancreatic Cancer - In April 2022, AIM executed a work order with Amarex pursuant to which Amarex is managing a Phase 2 clinical trial in locally advanced pancreatic cancer patients designated AMP-270. Per the work order, AIM anticipates that Amarex’s management of the study will cost approximately $8,400,000. This estimate includes pass-through costs of approximately $1,000,000 and excludes certain third-party and investigator costs and escalations necessary for study completion. AIM anticipates that the study will take approximately 4.6 years to complete.

○	During the year ended December 31, 2023, the Company incurred approximately $600,000 related to this agreement.

○	During the year ended December 31, 2022, the Company incurred approximately $1,691,000 related to this agreement.

●	Post-COVID Conditions - In September 2022, AIM executed a work order with Amarex, pursuant to which Amarex is managing a Phase 2 trial in patients with Post-COVID Conditions. AIM is sponsoring the study. AIM anticipates that the study will cost approximately $6,400,000, which includes pass through costs of approximately $125,000, investigator costs estimated at about $4,400,000, and excludes certain other third-party costs and escalations. During 2023, the original work order increased to approximately $6,600,000 for the addition of patient reported outcome (PRO) electronic questionnaires (devices/tablets for patients to complete); services associated with the ePRO system and additional safety monitoring services as well as changes to study documentation (such as protocol amendments) which resulted in additional IND submissions to FDA. This study was effectively concluded in 2023.

○	During the year ended December 31, 2023, the Company incurred approximately $3,690,000 related to this agreement.

○	During the year ended December 31, 2022, the Company incurred approximately $581,000 related to this agreement.

Jubilant HollisterStier

Jubilant HollisterStier (“Jubilant”) is AIM’s authorized CMO for Ampligen for the approval in Argentina. In 2017, the Company entered into an agreement with Jubilant pursuant to which Jubilant will manufacture batches of Ampligen® for the Company. Since the 2017 engagement of Jubilant, two lots of Ampligen consisting of more than 16,000 units were manufactured and released in the year 2018. The first lot was designated for human use in the United States in the cost recovery CFS program and for expanded oncology clinical trials. The second lot has been designated for these programs in addition to commercial distribution in Argentina for the treatment of CFS. Jubilant manufactured additional two lots of Ampligen in December 2019 and January 2020. In March 2023, the Company ordered an additional 27,900 vials from Jubilant at a cost of approximately $1,432,000.

○	During the year ended December 31, 2023, the Company incurred approximately $1,432,000 related to this agreement.

○	During the year ended December 31, 2022, the Company incurred approximately $79,000 related to this agreement.

Sterling Pharma Solutions

In 2022, the Company entered into a Master Service Agreement and a Quality Agreement with Sterling Pharma Solutions (“Sterling”) for the manufacture of the Company’s Poly I and Poly C12U polynucleotides and transfer of associated test methods at Sterling’s Dudley, UK location to produce the polymer precursors to manufacture the drug Ampligen.

○	During the year ended December 31, 2023, the Company incurred approximately $363,000 related to this agreement.

○	During the year ended December 31, 2022, the Company did not incur any expense related to this agreement.

Erasmus

In December 2022, the Company entered into a joint clinical study agreement with Erasmus University Medical Center Rotterdam to conduct a Phase II study: Combining anti-PD-L1 immune checkpoint inhibitor durvalumab with TLR-3 agonist rintatolimod in patients with metastatic pancreatic ductal adenocarcinoma for therapy efficacy. This is a study in collaboration with AstraZeneca. AIM’s limited responsibilities are limited to providing Ampligen. Additionally, AIM agreed to provide a grant of $200,000 for the study.

○	During the year ended December 31, 2023, the Company incurred approximately $100,000 pursuant to the Grant Agreement.

○	During the year ended December 31, 2022, the Company did not incur any expense related to this agreement.

Azenova Sales International

In October 2023, the Company entered into a consulting agreement with Azenova, LLC whereas Azenova will provide business development services for AIM’s Ampligen product for solid tumors for a 12 month term that is extendable upon the agreement of the parties. In exchange for its services, Azenova will receive a fixed monthly retainer of $30,000 per month in addition to 360,000 stock options that vest monthly.

○	During the year ended December 31, 2023, the Company incurred approximately $75,000 related to this agreement.

○	During the year ended December 31, 2022, the Company did not incur any expense related to this agreement.

Alcami

In September 2023, the Company entered into an agreement with Alcami Corporation to perform an extractables study for a primary packaging component. The agreement called for fixed costs of approximately $30,000 upon completion of the study and issue of the final report, along with solvent costs, and pass through items to be billed on a per activity basis. The final bill for the initial study was received in December 2023.

○	During the year ended December 31, 2023, the Company incurred approximately $65,000 of lab services from Alcami.

○	During the year ended December 31, 2022, the Company incurred approximately $18,000 of lab services from Alcami.